Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash		$ 18,034	$ 49,202	$ 1,061,151
Prepaid expenses		190,400	157,483
Prepaid income taxes		19,779	19,779	138,571
Total current assets		228,213	226,464	1,199,722
Deferred tax asset		61,278
Cash and marketable securities held in Trust Account		12,690,899	12,628,170	195,312,177
Total assets		12,980,390	12,854,634	196,511,899
Current liabilities:
Accounts payable and accrued expenses		319,180	260,404	2,771,025
Total current liabilities		319,180	260,404	2,771,025
Promissory note			566,288	566,288
Convertible promissory notes - related party		460,000	225,000
Warrant liability		8,307,375	6,260,000	7,166,250
Deferred underwriting fee payable		2,000,000	6,750,000	7,000,000
Total liabilities		11,086,555	14,061,692	17,503,563
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 0 and 16,808,829 shares at redemption value at December 31, 2020 and 2019, respectively				174,008,335
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at June 30, 2021 (unaudited) and December 31, 2020
Common stock, $0.0001 par value, 150,000,000 shares authorized; 24,275,541 and 15,768,725 shares issued at June 30, 2021 (unaudited) and December 31, 2020, respectively; 24,255,786 and 15,768,725 shares outstanding at June 30, 2021 (unaudited) and December 31, 2020, respectively		622	622	707
Additional paid-in capital		4,812,500		5,136,000
Accumulated deficit		(2,919,287)	(1,207,680)	(136,706)
Total Ensysce Biosciences, Inc. stockholders’ equity (deficit)		1,893,835	(1,207,058)	5,000,001
Total stockholders’ equity (deficit)		1,893,835	(1,207,058)	5,000,001
Total liabilities and stockholders’ equity		12,980,390	12,854,634	196,511,899
Ensysce Biosciences, Inc [Member]
Current assets:
Cash and cash equivalents			194,214	341,536
Unbilled receivable				173,552
Right-of-use asset			23,538
Prepaid expenses and other current assets			130,124	103,502
Total current assets			347,876	618,590
Property and equipment, net			151	351
Other assets			3,780	5,000
Total assets			351,807	623,941
Current liabilities:
Accounts payable			1,724,598	540,778
Accrued expenses and other liabilities			344,792	1,491,660
Lease liability			25,500
Notes payable and accrued interest			4,245,082	2,621,407
Embedded derivative on convertible notes			670,262	2,646,347
Total current liabilities			7,010,234	7,300,192
Total liabilities			7,010,234	7,300,192
Commitments and contingencies (Note 6)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at June 30, 2021 (unaudited) and December 31, 2020	[1]
Common stock, $0.0001 par value, 150,000,000 shares authorized; 24,275,541 and 15,768,725 shares issued at June 30, 2021 (unaudited) and December 31, 2020, respectively; 24,255,786 and 15,768,725 shares outstanding at June 30, 2021 (unaudited) and December 31, 2020, respectively	[1]		1,577	1,577
Additional paid-in capital	[1]		49,516,337	49,337,658
Accumulated deficit			(55,958,716)	(56,015,486)
Total Ensysce Biosciences, Inc. stockholders’ equity (deficit)			(6,440,802)	(6,676,251)
Noncontrolling interests in stockholders’ deficit			(217,625)
Total stockholders’ equity (deficit)		$ (7,303,437)	(6,658,427)	(6,676,251)
Total liabilities and stockholders’ equity			$ 351,807	$ 623,941

[1]	Retroactively restated for the merger as described in Note 12